UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc.,         55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 12/31/2017

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 1.0%
TransDigm Group, Inc.	110,627	$30,380,387

Airlines — 0.5%
Southwest Airlines Co.	227,111	14,864,415

Banks — 5.2%
Bank of America Corp.	2,707,153	79,915,157
First Republic Bank	463,249	40,135,893
Wells Fargo & Co.	536,378	32,542,053

		152,593,103

Beverages — 3.8%
Constellation Brands, Inc., Class A	350,561	80,127,728
Dr. Pepper Snapple Group, Inc.	319,661	31,026,297

		111,154,025

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.(a)	352,834	42,195,418
Biogen, Inc.(a)	105,943	33,750,262
Vertex Pharmaceuticals, Inc.(a)	178,271	26,715,692

		102,661,372

Capital Markets — 1.0%
S&P Global, Inc.	171,725	29,090,215

Chemicals — 3.1%
DowDuPont, Inc.	699,647	49,828,859
Sherwin-Williams Co.	98,950	40,573,458

		90,402,317

Construction Materials — 1.8%
Vulcan Materials Co.	400,301	51,386,639

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(a)	223,200	44,242,704

Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc.(a)	360,732	13,274,938

Energy Equipment & Services — 1.5%
Halliburton Co.	929,235	45,411,714

Equity Real Estate Investment Trusts (REITs) — 1.1%
Equinix, Inc.	48,334	21,905,936
SBA Communications Corp.(a)	57,287	9,358,404

		31,264,340

Health Care Equipment & Supplies — 2.9%
Becton Dickinson and Co.	222,703	47,671,804
Boston Scientific Corp.(a)	1,524,474	37,791,710

		85,463,514

Health Care Providers & Services — 4.8%
UnitedHealth Group, Inc.	636,862	140,402,597

Hotels, Restaurants & Leisure — 1.3%
Domino’s Pizza, Inc.	208,536	39,404,963

Industrial Conglomerates — 2.3%
Honeywell International, Inc.	246,749	37,841,427
Roper Technologies, Inc.	112,414	29,115,226

		66,956,653

Internet & Direct Marketing Retail — 12.7%
Amazon.com, Inc.(a)	187,954	219,806,564
Netflix, Inc.(a)	347,311	66,669,820
Priceline Group, Inc.(a)	49,007	85,161,424

		371,637,808

Internet Software & Services — 14.2%
Alibaba Group Holding Ltd. — ADR(a)(b)	126,379	21,791,531
Alphabet, Inc., Class A(a)	149,087	157,048,246
Facebook, Inc., Class A(a)	567,275	100,101,347
MercadoLibre, Inc.	94,243	29,654,502

Security	Shares	Value
Internet Software & Services (continued)
Tencent Holdings Ltd.	2,110,300	$109,224,812

		417,820,438

IT Services — 6.3%
PayPal Holdings, Inc.(a)	650,167	47,865,295
Visa, Inc., Class A	1,199,098	136,721,154

		184,586,449

Life Sciences Tools & Services — 1.2%
Illumina, Inc.(a)	157,215	34,349,905

Machinery — 0.6%
Caterpillar, Inc.	117,572	18,526,996

Oil, Gas & Consumable Fuels — 0.4%
Pioneer Natural Resources Co.	73,599	12,721,587

Pharmaceuticals — 0.9%
Zoetis, Inc.	368,646	26,557,258

Professional Services — 1.7%
Equifax, Inc.	416,971	49,169,220

Road & Rail — 1.9%
Union Pacific Corp.	423,917	56,847,270

Semiconductors & Semiconductor Equipment — 4.9%
ASML Holding NV(b)	247,248	42,976,647
Broadcom Ltd.	166,730	42,832,937
NVIDIA Corp.	196,086	37,942,641
Teradyne, Inc.	500,600	20,960,122

		144,712,347

Software — 11.4%
Activision Blizzard, Inc.	371,046	23,494,633
Adobe Systems, Inc.(a)	315,654	55,315,207
Autodesk, Inc.(a)	517,233	54,221,535
Electronic Arts, Inc.(a)	276,935	29,094,791
Microsoft Corp.	2,001,316	171,192,571

		333,318,737

Specialty Retail — 4.2%
Home Depot, Inc.	344,346	65,263,897
Ulta Beauty, Inc.(a)(b)	257,486	57,589,319

		122,853,216

Technology Hardware, Storage & Peripherals — 1.4%
Apple Inc.	237,231	40,146,602

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	668,839	41,835,879

Total Common Stocks — 99.0% (Cost: $1,818,979,772)		2,904,037,608

Preferred Stocks — 1.0%

Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542)(a)(c)(d)		28,879,578

Total Preferred Stocks — 1.0% (Cost: $31,222,542)		28,879,578

Total Long-Term Investments — 100.0% (Cost: $1,850,202,314)		2,932,917,186

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(e)(g)	5,308,174	$5,308,174
SL Liquidity Series, LLC, Money Market Series, 1.53%(e)(f)(g)	15,737,362	15,735,788

Total Short-Term Securities — 0.7% (Cost: $21,043,962)		21,043,962

Total Investments — 100.7% (Cost: $1,871,246,276)		2,953,961,148
Liabilities in Excess of Other Assets — (0.7)%		(21,746,790)

Net Assets — 100.0%		$2,932,214,358

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $28,879,578, representing 1.0% of its net assets as of period end, and an original cost of $31,222,542.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	60,875,920	(55,567,746)	5,308,174	$5,308,174	$34,344		$58	$—
SL Liquidity Series, LLC, Money Market Series	66,927,745	(51,190,383)	15,737,362	15,735,788	12,451	(b)	(4,005)	(711)

				$21,043,962	$46,795		$(3,947)	$(711)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR      American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Capital Appreciation Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$30,380,387	$—	$—	$30,380,387
Airlines	14,864,415	—	—	14,864,415
Banks	152,593,103	—	—	152,593,103
Beverages	111,154,025	—	—	111,154,025
Biotechnology	102,661,372	—	—	102,661,372
Capital Markets	29,090,215	—	—	29,090,215
Chemicals	90,402,317	—	—	90,402,317
Construction Materials	51,386,639	—	—	51,386,639
Diversified Financial Services	44,242,704	—	—	44,242,704
Diversified Telecommunication Services	13,274,938	—	—	13,274,938
Energy Equipment & Services	45,411,714	—	—	45,411,714
Equity Real Estate Investment Trusts (REITs)	31,264,340	—	—	31,264,340
Health Care Equipment & Supplies	85,463,514	—	—	85,463,514
Health Care Providers & Services	140,402,597	—	—	140,402,597
Hotels, Restaurants & Leisure	39,404,963	—	—	39,404,963
Industrial Conglomerates	66,956,653	—	—	66,956,653
Internet & Direct Marketing Retail	371,637,808	—	—	371,637,808
Internet Software & Services	308,595,626	109,224,812	—	417,820,438
IT Services	184,586,449	—	—	184,586,449
Life Sciences Tools & Services	34,349,905	—	—	34,349,905
Machinery	18,526,996	—	—	18,526,996
Oil, Gas & Consumable Fuels	12,721,587	—	—	12,721,587
Pharmaceuticals	26,557,258	—	—	26,557,258
Professional Services	49,169,220	—	—	49,169,220
Road & Rail	56,847,270	—	—	56,847,270
Semiconductors & Semiconductor Equipment	144,712,347	—	—	144,712,347
Software	333,318,737	—	—	333,318,737
Specialty Retail	122,853,216	—	—	122,853,216
Technology Hardware, Storage & Peripherals	40,146,602	—	—	40,146,602
Textiles, Apparel & Luxury Goods	41,835,879	—	—	41,835,879
Preferred Stocks:
Software	—	—	28,879,578	28,879,578
Short-Term Securities	5,308,174	—	—	5,308,174

Subtotal	$2,800,120,970	$109,224,812	$28,879,578	$2,938,225,360

Investments Valued at NAV(a)				15,735,788

Total Investments				$2,953,961,148

(a)	As of December 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Capital Appreciation Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of September 30, 2017	$28,879,578
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	—
Purchases	—
Sales	—

Closing Balance, as of December 31, 2017	$28,879,578

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017(a)	—

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2018